Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Dates
31-Dec-2023
Actual/360 Days
32
30/360 Days
30
16-Jan-2024
15-Jan-2024
Collection Period No.
28
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2023
11-Jan-2024
12-Jan-2024
16-Jan-2024
15-Dec-2023
15-Dec-2023
Summary
Beginning
Balance
0.00
0.00
313,072,602.85
130,000,000.00
Principal
Payment
0.00
0.00
23,787,005.79
0.00
Ending
Balance
0.00
0.00
289,285,597.06
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
42.476796
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.516581
1.000000
443,072,602.85
419,285,597.06
23,787,005.79
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
483,649,576.90
8,580,003.13
492,229,580.03
40,576,974.05
459,862,571.11
8,057,329.63
467,919,900.74
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
120,011.16
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.214306
0.608333
Interest & Principal
Payment
0.00
0.00
23,907,016.95
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
42.691102
0.608333
$23,986,100.28
T
otal
$199,094.49

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
25,648,778.16
0.00
25,648,778.16
23,713,044.57
1,466,898.80
176,856.40
161,179.92
30,933.85
0.00
99,864.62
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
410,191.32
0.00
0.00
199,094.49
0.00
0.00
23,787,005.79
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
25,648,778.16
1,252,486.56
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
410,191.32
0.00
0.00
0.00
410,191.32
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
199,094.49
0.00
0.00
120,011.16
79,083.33
0.00
0.00
0.00
0.00
0.00
199,094.49
0.00
0.00
120,011.16
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
199,094.49
199,094.49
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
23,787,005.79
0.00
0.00
0.00
23,787,005.79
Aggregate Principal Distributabl
e
Amount
23,787,005.79
23,787,005.79
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,375.74
85,488.88
99,864.62
4,057,697.40
0.00
14,375.74
14,375.74
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Pool Statistics
Pool Data
3.74%
31.04
38.13
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
492,229,580.03
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
467,919,900.74
24,046
24,803
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
16,673,316.95
7,039,727.62
30,810.12
565,824.60
Pool Factor
28.23%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
24,046
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.58%
0.98%
0.33%
0.11%
100.00%
461,272,165.84
4,578,560.83
1,538,143.28
531,030.79
467,919,900.74
23,805
175
51
15
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.442%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
11,431.16
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.327%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
7,567,428.49
237,601.40
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
27
662
Losses
(1)
Amount
565,824.60
175,169.22
153,053.98
Number of Receivables
Number of Receivables
Amount
21,344,033.75
8,179,573.68
5,597,031.58
Current
Cumulative
0.456%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
0.594%
0.613%
(0.236%)
0.338%